Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2055 Fund
December 31, 2022
Z55-NPRT3-0323
1.9884251.105
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	232,926	2,324,597
Fidelity Series Commodity Strategy Fund (a)	1,529	161,018
Fidelity Series Large Cap Growth Index Fund (a)	108,481	1,467,755
Fidelity Series Large Cap Stock Fund (a)	98,363	1,625,936
Fidelity Series Large Cap Value Index Fund (a)	219,055	3,020,774
Fidelity Series Small Cap Opportunities Fund (a)	63,376	739,596
Fidelity Series Small Capital Core Fund (a)	538	5,272
Fidelity Series Value Discovery Fund (a)	75,530	1,114,816
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,067,070)		10,459,764

International Equity Funds - 41.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	47,506	623,757
Fidelity Series Emerging Markets Fund (a)	38,152	295,299
Fidelity Series Emerging Markets Opportunities Fund (a)	170,239	2,659,131
Fidelity Series International Growth Fund (a)	97,173	1,385,687
Fidelity Series International Index Fund (a)	56,356	577,654
Fidelity Series International Small Cap Fund (a)	28,914	429,079
Fidelity Series International Value Fund (a)	137,709	1,381,222
Fidelity Series Overseas Fund (a)	127,288	1,382,345
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,116,212)		8,734,174

Bond Funds - 8.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	16,594	127,770
Fidelity Series Corporate Bond Fund (a)	2,602	23,183
Fidelity Series Emerging Markets Debt Fund (a)	4,082	29,963
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,112	9,665
Fidelity Series Floating Rate High Income Fund (a)	2,443	21,453
Fidelity Series Government Bond Index Fund (a)	3,752	34,221
Fidelity Series International Credit Fund (a)	5	35
Fidelity Series Investment Grade Bond Fund (a)	3,567	35,137
Fidelity Series Investment Grade Securitized Fund (a)	2,765	24,551
Fidelity Series Long-Term Treasury Bond Index Fund (a)	245,436	1,438,255
Fidelity Series Real Estate Income Fund (a)	5,681	53,625
TOTAL BOND FUNDS (Cost $1,976,427)		1,797,858

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.35% (a)(b)	86,414	86,414
Fidelity Series Short-Term Credit Fund (a)	640	6,114
Fidelity Series Treasury Bill Index Fund (a)	20,066	199,659
TOTAL SHORT-TERM FUNDS (Cost $292,298)		292,187

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,452,007)	21,283,983
NET OTHER ASSETS (LIABILITIES) - 0.0%	5
NET ASSETS - 100.0%	21,283,988

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	348	149,884	14,734	8,468	(1,211)	(6,517)	127,770
Fidelity Series Blue Chip Growth Fund	37,181	3,069,085	486,582	81,358	(15,987)	(279,100)	2,324,597
Fidelity Series Canada Fund	11,461	872,368	198,099	20,286	(8,941)	(53,032)	623,757
Fidelity Series Commodity Strategy Fund	5,206	604,724	214,802	183,578	(182,142)	(51,968)	161,018
Fidelity Series Corporate Bond Fund	382	42,366	19,587	126	(86)	108	23,183
Fidelity Series Emerging Markets Debt Fund	1,760	51,633	22,002	997	(474)	(954)	29,963
Fidelity Series Emerging Markets Debt Local Currency Fund	577	17,154	8,221	-	(131)	286	9,665
Fidelity Series Emerging Markets Fund	4,905	392,765	72,332	7,695	(3,463)	(26,576)	295,299
Fidelity Series Emerging Markets Opportunities Fund	44,999	3,473,418	617,592	65,036	(31,039)	(210,655)	2,659,131
Fidelity Series Floating Rate High Income Fund	346	38,816	17,255	802	(258)	(196)	21,453
Fidelity Series Government Bond Index Fund	556	71,518	37,763	107	(9)	(81)	34,221
Fidelity Series Government Money Market Fund 4.35%	-	155,876	69,462	833	-	-	86,414
Fidelity Series High Income Fund	2,107	23,490	25,600	37	(70)	73	-
Fidelity Series International Credit Fund	39	3	-	2	-	(7)	35
Fidelity Series International Developed Markets Bond Index Fund	-	1,402	1,373	-	(29)	-	-
Fidelity Series International Growth Fund	22,922	1,752,515	356,036	48,845	(7,591)	(26,123)	1,385,687
Fidelity Series International Index Fund	9,734	708,553	130,017	15,577	(4,608)	(6,008)	577,654
Fidelity Series International Small Cap Fund	7,148	516,315	61,292	26,247	(3,940)	(29,152)	429,079
Fidelity Series International Value Fund	23,144	1,724,836	327,562	47,601	(14,651)	(24,545)	1,381,222
Fidelity Series Investment Grade Bond Fund	587	73,673	39,098	198	(71)	46	35,137
Fidelity Series Investment Grade Securitized Fund	397	45,921	21,922	108	49	106	24,551
Fidelity Series Large Cap Growth Index Fund	23,448	1,823,812	281,538	19,885	(8,016)	(89,951)	1,467,755
Fidelity Series Large Cap Stock Fund	26,136	2,070,839	372,894	104,167	(22,447)	(75,698)	1,625,936
Fidelity Series Large Cap Value Index Fund	50,072	3,776,885	699,898	110,690	(29,386)	(76,899)	3,020,774
Fidelity Series Long-Term Treasury Bond Index Fund	18,674	1,879,668	278,256	22,765	(18,382)	(163,449)	1,438,255
Fidelity Series Overseas Fund	23,045	1,732,629	356,917	25,634	(10,374)	(6,038)	1,382,345
Fidelity Series Real Estate Income Fund	1,232	85,149	24,199	4,773	(2,118)	(6,439)	53,625
Fidelity Series Short-Term Credit Fund	-	6,078	-	24	-	36	6,114
Fidelity Series Small Cap Opportunities Fund	12,576	923,599	164,258	38,625	(6,003)	(26,318)	739,596
Fidelity Series Small Capital Core Fund	-	5,272	-	-	-	-	5,272
Fidelity Series Treasury Bill Index Fund	-	211,934	12,115	1,760	(14)	(146)	199,659
Fidelity Series Value Discovery Fund	18,500	1,402,542	274,837	59,344	(10,759)	(20,630)	1,114,816
	347,482	27,704,722	5,206,243	895,568	(382,151)	(1,179,827)	21,283,983

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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